SHARE-BASED COMPENSATION - Employee and Non-Employee Share Options Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Oct. 27, 2022 $ / shares
Number of Options
Outstanding at beginning of the year (in shares) | shares	45,795	45,795
Granted (in shares) | shares	0	0	0	0
Outstanding at end of the year (in shares) | shares	45,795	45,795	45,795	45,795
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.01
Outstanding at end of the year (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Weighted average remaining contractual term
Outstanding (in years)	2 years 10 months 9 days	2 years 10 months 9 days	4 years 10 months 10 days	4 years 10 months 10 days
Average intrinsic value
Outstanding at beginning of the year | $	$ 249
Outstanding at end of the year		¥ 252	$ 249
Stock Options
Number of Options
Outstanding at beginning of the year (in shares) | shares	2,192,361	2,192,361
Exercised (in shares) | shares	(195,414)	(195,414)
Outstanding at end of the year (in shares) | shares	1,996,947	1,996,947	2,192,361	2,192,361
Vested and exercisable at end of the year (in shares) | shares	1,979,091
Vested and expected to vest at end of the year (in shares) | shares	1,996,947
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.01
Exercised (in dollars per share) | $ / shares	0.01
Outstanding at end of the year (in dollars per share) | $ / shares	0.01		$ 0.01
Vested and exercisable at end of the year (in dollars per share) | $ / shares	0.01					$ 0.01
Vested and expected to vest at end of the year (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual term
Outstanding (in years)	3 years 2 months 4 days	3 years 2 months 4 days	4 years 1 month 24 days	4 years 1 month 24 days
Vested and exercisable (in years)	3 years 1 month 24 days	3 years 1 month 24 days
Vested and expected to vest (in years)	3 years 2 months 4 days	3 years 2 months 4 days
Average intrinsic value
Outstanding at beginning of the year | $	$ 1,677
Outstanding at end of the year | $	599		$ 1,677
Exercised | ¥		¥ 0		¥ 330	¥ 641
Vested and exercisable at end of the year | $	594
Vested and expected to vest at end of the year | $	$ 599
Non-Employee Share options
Weighted average exercise price
Outstanding at end of the year (in dollars per share) | $ / shares	$ 0.01
Average intrinsic value
Exercised | ¥		¥ 0		¥ 0	¥ 0